Income Taxes - Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate after adoption (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Nontaxable or nondeductible items:
Effective tax rate	¥ 929,157	$ 132,868	¥ 239,411	¥ 106,804
Latest Tax Year [Member]
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory tax rate, Percent	25.00%	25.00%
Tax credits:
Preferential tax rates	(5.61%)	(5.61%)
Research and development expenses super deduction	(2.02%)	(2.02%)
Effect of cross-border tax laws:
PRC Withholding taxes	1.75%	1.75%
Nontaxable or nondeductible items:
Share-based compensation cost not deductible for tax purposes	1.31%	1.31%
Expenses/losses not deductible for tax purposes	0.49%	0.49%
Others	0.92%	0.92%
Effect of change of valuation allowance	(0.45%)	(0.45%)
Effective tax rate	17.24%	17.24%
PRC statutory tax rate	¥ 1,347,058
Tax credits:
Preferential tax rates	(302,063)
Research and development expenses super deduction	(108,686)
Effect of cross-border tax laws:
PRC withholding taxes	94,080
Nontaxable or nondeductible items:
Share-based compensation cost not deductible for tax purposes	70,397
Expenses/losses not deductible for tax purposes	26,631
Others	49,616
Effect of change of valuation allowance	(24,529)
Effective tax rate	¥ 929,157
CAYMAN ISLANDS | Latest Tax Year [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of different tax rates of entities operating in other jurisdictions	(1.72%)	(1.72%)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of different tax rates of entities operating in other jurisdiction:	¥ (92,818)
HONG KONG | Latest Tax Year [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of different tax rates of entities operating in other jurisdictions	(2.54%)	(2.54%)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of different tax rates of entities operating in other jurisdiction:	¥ (137,041)
Others [Member] | Latest Tax Year [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effect of different tax rates of entities operating in other jurisdictions	0.11%	0.11%
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effect of different tax rates of entities operating in other jurisdiction:	¥ 6,512